BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2018
Statements Line Items
BASIS OF PRESENTATION [Text Block]

NOTE 2 – BASIS OF PRESENTATION

(a)    Basis of presentation

The consolidated financial statements (the “financial statements”) are presented under International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and the International Financial Reporting Interpretations Committee (“IFRIC”). A summary of the Company’s significant accounting policies under IFRS is presented in note 3.

(b)    Going concern

The financial statements were prepared on a going concern basis. The going concern basis assumes that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company incurred a loss of $11.6 million during the year ended December 31, 2018 and as of that date has a working capital deficiency of $3.4 million and an accumulated deficit of $127.5 million.

The Company’s ability to continue as a going concern is dependent upon attaining profitable operations and sourcing additional equity and debt capital from financiers, other than the present non-arm’s length lenders to the Company, to provide the Company with sufficient capital to meet capital expenditure commitments and continue exploration and development activities. The present non-arm’s length lenders to the Company have informed the Company they will not provide any significant additional capital to the Company. There is no assurance that future financing and exploration and development activities will be successful. These material uncertainties cast substantial doubt upon the Company’s ability to continue as a going concern. These consolidated financial statements do not reflect the adjustments to the carrying values of assets and liabilities, the reported revenues and expenses, and the balance sheet classifications used that would be necessary if the going concern assumptions were not appropriate.

(c)    Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for certain financial liabilities are measured at fair value, as explained in the accounting policies in note 3.

(d)    Use of estimates and judgments

The preparation of consolidated financial statements in compliance with IFRS requires management to make certain critical accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in note 4.

(e)    Functional and presentation currency

Subsidiaries measure items using the currency of the primary economic environment in which the entity operates with entities having a functional currency different from the parent company, translated into Canadian dollars.